Unaudited Interim Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (763,254)	$ (981,469)	$ (1,167,632)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	482	619	14,941
Assets written off			14,177
Gain on early termination of lease			(3,796)
Allowance for credit losses on accounts receivables and other current assets	493,487	634,575
Change in operating assets and liabilities:
Accounts receivables, net	1,092,585	1,404,955	823,551
Prepayments	(1,665,536)	(2,141,712)	2,648
Short-term deposits	841,438	1,082,006
Deposits – related party
Other current assets			(160,000)
Accounts payable	(18,265)	(23,487)	267,500
Other payables and accrued liabilities	(184,694)	(237,498)	116,136
Taxes payable			(1,915)
Net cash used in operating activities	(203,757)	(262,011)	(94,390)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to Intangible assets	(3,164,954)	(4,069,814)
Cash used in investing activities	(3,164,954)	(4,069,814)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares	3,545,990	4,559,788
Deferred IPO costs	732,504	941,927
Proceeds from financial institutions			415,289
Proceeds from director	98,171	126,239	190,350
Repayment to financial institutions	(772,762)	(993,695)	(428,888)
Repayment to related party	(207,248)	(266,500)
Repayment of amount due to a director	(23,407)	(30,099)	(67,781)
Repayment to finance lease			(1,271)
Net cash provided by financing activities	3,373,248	4,337,660	107,699
CHANGE IN CASH	4,537	5,835	13,309
CASH, beginning of the period	107	137	11,828
CASH, end of the period	4,644	5,972	25,137
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax
Cash paid for interest expense	$ 35,715	$ 45,926	$ 34,295